Related Party Transactions and Balances - Schedule of Loan From Non-controlling Shareholder (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due to Related Parties, Current	$ 4,358	$ 1,582
Due to Related Parties, Noncurrent		4,708
Due to related parties	$ 4,358	$ 6,290